Financial Instruments and Risk Management - Fair Value of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	$ 1	$ 43
Total Liability Derivatives	(73)	(4)
Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	1
Total Liability Derivatives	(45)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives		41
Total Liability Derivatives	(71)	(3)
Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives		26
Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(43)	(1)
Designated as Hedging Instrument [Member] | Collars [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives		10
Designated as Hedging Instrument [Member] | Collars [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(28)	(2)
Designated as Hedging Instrument [Member] | Currency Options [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives		5
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	1	2
Total Liability Derivatives	(2)	(1)
Not Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	1	2
Not Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	$ (2)	$ (1)